Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total owned R’000

At April 1, 2016
Cost	22,288	51,474	65,160	61,989	216,862	417,773
Accumulated depreciation and impairments	(4,324)	(33,759)	(51,186)	(387)	(92,533)	(182,189)
Net book amount	17,964	17,715	13,974	61,602	124,329	235,584

Year ended March 31, 2017
Opening net book amount	17,964	17,715	13,974	61,602	124,329	235,584
Additions	—	4,712	6,698	158,600	—	170,010
Transfers	—	—	—	(161,532)	161,532	—
Reversal of impairment (notes 5, 23, 29, 31.2)	—	—	—	—	791	791
Disposals*	—	(181)	(80)	—	(370)	(631)
Depreciation charge (notes 5, 23, 31.2)	(453)	(6,759)	(7,785)	—	(83,511)	(98,508)
Currency translation differences	—	(616)	(487)	(3,200)	(8,823)	(13,126)
Closing net book amount	17,511	14,871	12,320	55,470	193,948	294,120

At March 31, 2017
Cost	22,288	48,186	58,048	55,470	333,057	517,049
Accumulated depreciation and impairments	(4,777)	(33,315)	(45,728)	—	(139,109)	(222,929)
Net book amount	17,511	14,871	12,320	55,470	193,948	294,120

Year ended March 31, 2018
Opening net book amount	17,511	14,871	12,320	55,470	193,948	294,120
Additions	—	4,090	4,630	229,528	—	238,248
Transfers	—	(613)	613	(232,050)	232,050	—
Assets classified as held for sale	(17,058)	—	—	—	—	(17,058)
Impairment (notes 5, 23, 29, 31.2)	—	(6)	(3)	—	—	(9)
Disposals**	—	(606)	(165)	—	(1,165)	(1,936)
Depreciation charge (notes 5, 23, 31.2)	(453)	(5,237)	(6,772)	—	(139,483)	(151,945)
Currency translation differences	—	(280)	(253)	(2,777)	(24,072)	(27,382)
Closing net book amount	—	12,219	10,370	50,171	261,278	334,038

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total owned R’000

Year ended March 31, 2018
Cost	—	47,066	46,735	50,171	470,545	614,517
Accumulated depreciation and impairments	—	(34,847)	(36,365)	—	(209,267)	(280,479)
Net book amount	—	12,219	10,370	50,171	261,278	334,038

* The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2017 included R5.2 million relating to plant, equipment, vehicles and other, R10.1 million relating to computer and radio equipment and R31.9 million relating to in-vehicle devices installed.

** The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2018 included R1.2 million relating to plant, equipment, vehicles and other, R14.7 million relating to computer and radio equipment and R63.9 million relating to in-vehicle devices installed.
Additions of R238.2 million made in fiscal 2018 include non-cash additions of uninstalled in-vehicle devices of R1.4 million relating to the Central Services Organization segment. R1.9 million was paid in the current fiscal year which related to uninstalled in-vehicle devices which were accrued and accounted for as non-cash additions in fiscal 2017 by the Central Services Organization. Additions of R170 million made in 2017 included non-cash additions of uninstalled in-vehicle devices of R1.7 million and plant, equipment, vehicles and other of R0.2 million relating to the Central Services Organization segment. R12.1 million was paid in fiscal 2017 which related to uninstalled in-vehicle devices which were accrued and accounted for as non-cash additions in fiscal 2016 by the Central Services Organization.
Depreciation expense of R141.6 million (2017: R85.8 million, 2016: R60.2 million) has been charged to cost of sales. The remainder has been included in administration and other charges in the income statement.
During fiscal 2017, a reversal of impairment of R0.8 million in respect of in-vehicle devices which were impaired in fiscal 2016 was recognized in profit or loss by the Brazil segment. The improvement in trading conditions in the Brazil segment resulted in the reassessment of its recoverable amount in fiscal 2017. In fiscal 2017 the assessment indicated that the recoverable amount was higher than its carrying value which led to the aforementioned impairment reversal.

Assets classified as held for sale
The assets classified as held for sale relate to the property held by the CSO segment. No impairment loss was recognized on reclassification of the property as held for sale as the fair value (estimated based on the recent market prices of similar properties in similar locations) less costs to sell is higher than the carrying amount. Management anticipate that the sale will be completed within 12 months.

	March 31, 2018 R’000	March 31, 2017 R’000

Non-current assets
Property, plant and equipment	334,038	294,120
Current assets
Assets classified as held for sale	17,058	—
Total property, plant and equipment	351,096	294,120